Financial Risk (Details 2) - Securities at amortized cost - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Credit risk
Total	$ 74,547	$ 85,326
Cost [member]
Credit risk
Total	74,547	85,326
Loss allowance
Credit risk
Total	113	140	$ 196
Stage 1 | Loss allowance
Credit risk
Total	103	113	144
Stage 2 | Stage 2 | Loss allowance
Credit risk
Total	10	27	$ 52
Credit risk
Credit risk
Total	74,434	85,186
Credit risk | Cost [member]
Credit risk
Total	74,547	85,326
Credit risk | Loss allowance
Credit risk
Total	(113)	(140)
Credit risk | Grade 1 - 4 | 0.03 - 0.74
Credit risk
Total	73,047
Credit risk | Grade 1 - 4 | 0.03 - 0.80
Credit risk
Total		83,835
Credit risk | Grade 5 - 6 | 0.75 - 3.95
Credit risk
Total	1,500
Credit risk | Grade 5 - 6 | 0.81 - 4.12
Credit risk
Total		1,491
Credit risk | Stage 1
Credit risk
Total	72,944	83,722
Credit risk | Stage 1 | Cost [member]
Credit risk
Total	73,047	83,835
Credit risk | Stage 1 | Loss allowance
Credit risk
Total	(103)	(113)
Credit risk | Stage 1 | Grade 1 - 4 | 0.03 - 0.74
Credit risk
Total	73,047
Credit risk | Stage 1 | Grade 1 - 4 | 0.03 - 0.80
Credit risk
Total		83,835
Credit risk | Stage 2 | Stage 2
Credit risk
Total	1,490	1,464
Credit risk | Stage 2 | Stage 2 | Cost [member]
Credit risk
Total	1,500	1,491
Credit risk | Stage 2 | Stage 2 | Loss allowance
Credit risk
Total	(10)	(27)
Credit risk | Stage 2 | Stage 2 | Grade 5 - 6 | 0.75 - 3.95
Credit risk
Total	$ 1,500
Credit risk | Stage 2 | Stage 2 | Grade 5 - 6 | 0.81 - 4.12
Credit risk
Total		$ 1,491